Material accounting policies	12 Months Ended
Dec. 31, 2024
Material accounting policies [Abstract]
Material accounting policies
2.	Material accounting policies

2.1	Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), and have been prepared under the historical cost convention, except as disclosed in the accounting policies below.

2.2	Changes in material accounting policies

New standards and amendments to published standards, effective in 2024 and subsequent financial years

The Group has applied the following amendments to IFRS for the first time for the annual period beginning on 1 January 2024:

Amendments:

-	Amendments to IAS 1 Presentation of Financial Statements:

a.	Non-current Liabilities with Covenants

b.	Classification of Liabilities as Current or Non-current

-	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback

-	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements

None of the new standards effective in 2024 have a material effect on the financial statements.

Accounting standards issued and not yet effective

A number of new standards, interpretations, and amendments to standards will become effective for the first time in annual periods beginning after 1 January 2024, and early adoption is permitted. In preparing these consolidated financial statements, the Group has not early adopted any new or amended standards or interpretations.
IFRS 18 Presentation and Disclosure in Financial Statements replaces IAS 1 Presentation of Financial Statements, applies for annual reporting periods beginning on or after 1 January 2027. The new standard introduces the following key new requirements:

-
Entities are requried to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly defined operating profit subtotal.

-	Management defined performance measures (MPMs) are disclosed in a single note in the financial statements.
-	Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Group intends to adopt these new and amended standards and interpretations, when they become effective. At the date of authorization of the consolidated financial statements, the Group continues to assess and evaluate the impact to its financials on the initial adoption of these new accounting standards and interpretations and its related applicable period.

2.3	Critical accounting judgements and estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions discussed below.

Certain amounts included in or affecting the consolidated financial statements and related disclosures are estimated, requiring the Group to make assumptions with respect to values or conditions which cannot be known with certainty at the time the consolidated financial statements are prepared. A critical accounting estimate or assumption is one which is both important to the portrayal of the Group’s financial condition and results and requires management’s most difficult, subjective or complex judgements, often as a result of the need to make estimates about the effect of matters that are inherently uncertain. Management evaluates such estimates on an ongoing basis, using historical results and experience, consideration of relevant trends, consultation with experts and other methods considered reasonable in the particular circumstances.

(a)	Critical judgements in applying the Group’s accounting policies

The following are the critical judgements, apart from those involving estimations (Note 2.3(b)), that management has made in the process of applying the Group’s accounting policies and which have the most significant effect on the amounts recognised in the financial statements.

Accounting for pool arrangements

The Group is involved in three types of commercial pool arrangements: 1) pool arrangements that are managed by the Group under the “agent-to-owner” model, and 2) pool arrangements that are managed by the Group under the “disponent-owner” model (“Disponent-Owner Pools”) and 3) pool arrangements operated by third parties in which the Group’s owned vessels are placed.

For pool arrangements that are managed by the Group, Hafnia operates as a pool manager for ten (2023: nine, 2022: five) commercial pools:

(1)	Long Range I (“LR1”) Pool

(2)	Panamax Pool

(3)	Long Range II (“LR2”) Pool

(4)	Medium range (“MR”) Pool

(5)	Handy size (“Handy”) Pool

(6)	Chemical handy size (“Chemical-Handy”) Pool

(7)	Chemical medium range (“Chemical-MR”) Pool

(8)	Small, Intermediate and City tankers (“Specialised”) Pools

The Panamax Pool commenced operations only during the financial year ended 31 December 2024.

The pools are managed by Hafnia through its pool management companies that are wholly owned subsidiaries, as the pool manager. There are separate pool agreements entered into between the pool manager and the relevant pool participants. The pool manager negotiates charters with customers primarily in the spot market, however it may also arrange short duration time charters.

The objective of the commercial pool set up is to facilitate the commercial operation, employment, and marketing of the pool’s vessels. This is achieved via the optimal utilisation of the pool vessels due to improved scheduling to reduce ballast legs and bulk purchase of goods and services for voyage expenses, thus creating economies of scale, improved flexibility, efficiency and price competitiveness. Shipowners contribute their vessels to the pool and the pool is managed by the pool manager under the authority of the Pool Board.

For pool arrangements under the “agent-to-owner” model, management has performed a key assessment to determine who is the principal and agent in these pool arrangements. Indicators that the Group, as the pool manager, is an agent in a pool arrangement are:

•
Based on the pool agreements under the “agent-to-owner” model, the decisions over the relevant activities of the pool that are determined to significantly affect the pool’s returns are made by the respective Pool Boards, which are represented by pool participants;

•
Although the pool manager makes decisions over the day-to-day operations of the pool, the pool manager only acts within the pre-defined mandates and authority limits set by the Pool Board, for which the pool board’s approving rights are substantive;

•
The decisions of the pool manager are not for the relevant activities of the pool and the pool manager has limited discretion over pricing as the prices are highly dependent on the market published price for charter contracts;

•	The pool manager is only given authority to decide on the prices with the objective of efficient pool management; and

•	The Pool Board’s decisions have practical ability to prevent the pool manager from directing the pool’s relevant activities and exercising power on its own behalf.

The Group has evaluated that it has limited control as the pool manager and is hence an agent in the respective commercial pool arrangements. In such arrangements, the Group as the pool manager does not consolidate the pools. Instead, the Group only recognises the pool management fees as other operating income. On the balance sheet, the Group recognises the pool’s assets and liabilities over which the Group, as pool manager, has legal rights and obligations respectively. This includes all cash balances of the pool as the pool bank accounts are opened in the name of the pool manager; and trade payables (other than those relating to fuel oil) for which contracts are entered into in the name of the pool manager.

As the shipowner that places its own vessels in the pools, the Group recognises the gross revenue and voyage expenses earned pertaining to its vessels placed in the pools; and adjustments due to pool allocations recognised separately as “pool allocation”. These adjustments relate to revenue from voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. On the balance sheet, the Group recognises the assets and liabilities over which the Group, as shipowners, has legal rights and obligations respectively. This includes the trade receivables from end charterers for which the contracts are entered into in its own name as shipowners; and fuel oil as inventory and its corresponding payables, as the pool manager purchases fuel oil as an agent on behalf of shipowners based on the contractual terms of the pool agreements under the “agent-to-owner” model and the shipowner having the primary responsibility for the fuel oil obligations.

During the financial year ended 31 December 2023, the Group changed the Handy Pool, MR Pool, LR1 Pool and LR2 Pool from the “agent-to-owner” model to the “disponent-owner” model, with the agreement of all pool participants in the respective pool arrangements, as management and the pool participants believe that it would lead to an improvement in operating efficiency and access to working capital facilities.

For pool arrangements under the “disponent-owner” model (“Disponent-Owner Pools”), the key changes in the pool agreements from the “agent-to-owner” model are:

•	Establishing a time-charter arrangement for the vessels in the Disponent-Owner Pools between the pool participants and the pool manager;

•
The pool manager, as the “disponent-owner” of the vessels, has the right to obtain substantially all of the economic benefits from the use of the vessels in the Disponent-Owner Pools, as the pool manager is the contractual and legal entity who charters in vessels from the pool participants and subsequently charters out the vessels to the external charterers under its own name as the “disponent-owner”;

•
The pool manager, as the “disponent-owner” of the vessels, also has the right to direct the use of the vessels in the Disponent-Owner Pools, including having the right to direct how and for what purpose the vessels will be used.

The Group has evaluated that the time-charter arrangement constitutes a lease under IFRS 16 – Leases to the pool manager of the Disponent-Owner Pools. Management has assessed that the rights conferred from the pool agreements under the “disponent-owner” model provided the pool manager with the control of a right to a service to be performed using the vessels in the Disponent-Owner Pools for which it has control over, for the end charterers. Hence, management has assessed that this allows the pool manager to recognise the revenue as a principal in line with IFRS 15 - Revenue from Contracts with Customers.

In such arrangements, the Group as the pool manager recognises the gross revenue and voyage expenses earned pertaining to the vessels placed by the Group in the Disponent-Owner Pools as “Revenue (Hafnia Vessels and TC Vessels)” and “Voyage expenses (Hafnia Vessels and TC Vessels)” respectively, and adjustments due to pool allocations recognised separately as “pool allocation”; the gross revenue and voyage expenses earned pertaining to the external vessels placed by pool participants other than the Group as “Revenue (External Vessels in Disponent-Owner Pools)” and “Voyage expenses (External Vessels in Disponent-Owner Pools)” respectively; and expenses relating to pool distributions to external pool participants other than the Group separately as “Pool distributions for External Vessels in Disponent-Owner Pools”.

On the balance sheet, the Group recognises the pool’s assets and liabilities over which the Group, as pool manager, has legal rights and obligations respectively. This includes all cash balances of the pool as the pool bank accounts are opened in the name of the pool manager; all trade receivables from end charterers for which contracts are entered into in the name of the pool manager as the “disponent-owner”; the trade payables for which contracts are entered into in the name of the pool manager; and fuel oil as inventory and its corresponding payables, as the pool manager purchases fuel oil as the “disponent owner” of the vessels based on the contractual terms of the Pool Agreements under the “disponent-owner” model.

For pool arrangements operated by third parties in which the Group’s owned vessels are placed, management has performed an assessment to determine if the Group as a pool participant has control over the pools in such arrangements. Indicators that the Group, as a pool participant, does not have control in the pool arrangements are:

•
Based on the pool agreements for these pool arrangements operated by the third-party pool managers, the decisions over the relevant activities of the pool that are determined to significantly affect the pool’s returns are made by the commercial pool managers. The pool managers of the respective pool arrangements hold the power to make all significant economic decisions that affect the pools;

•
The Pool Board’s power is limited to approval of total costs for each vessel in the respective pools, and approval of any additional working capital financing arrangements required from pool participants;

•	The Pool Boards for these pool arrangements do not have the ability to prevent the pool manager from directing the pool’s relevant activities and exercising power on its own behalf;

•	The Group, as a pool participant in these pool arrangements, does not hold a majority of either the Pool Board of these pool arrangements or composition of the respective pools.

The Group has evaluated that it does not have control over the pools in the pool arrangements operated by third parties as a pool participant, and is hence not the principal of these pool arrangements. The Group recognises revenue from these pool arrangements as income based on its portion of the pool income reported by the relevant pool, which represents the net voyage revenue of the vessel after adjusting for pool earnings points, pool management fees and deducting voyage expenses.

For the financial year ended 31 December 2024 and 2023, the Group no longer places its owned vessels in pool arrangements operated by third parties.

Identification of cash-generating units

The Group organizes the commercial management of the fleet of vessels into ten (2023: nine, 2022: five) individual commercial pools. For the financial years ended 31 December 2024, 2023 and 2022, there are no Hafnia Vessels or TC Vessels in the Specialised Pools. The Group has assessed that each individual commercial pool constitutes a separate cash-generating unit (“CGU”). This is due to 1) the vessels in each individual pool generating cashflows that are largely interdependent with each other, as the pool arrangements create operational dependencies between vessels in each segment as the pool manager has the right and ability to direct and deploy all the vessels to gain efficiencies for the entire fleet of vessels in the pool; 2) the decisions of the pool manager are made solely for the benefit of the entire commercial pool and not for individual vessels; and 3) each individual pool is managed on a portfolio basis to optimise performance and for internal and external management reporting.

Time-chartered in vessels which are recognised as ROU assets by the Group and subsequently deployed in the commercial pools are included as part of the respective commercial pool CGUs based on the above assessment. For vessels outside the commercial pools and deployed on a time-charter basis, each of these vessels constitutes a separate CGU.

(b)	Critical accounting estimates

The key assumptions concerning the future and other critical accounting estimates at the end of the balance sheet date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are disclosed below.

Impairment of non-financial assets

Property, plant and equipment and right-of-use assets are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired. The recoverable amount of an asset, and where applicable, a cash-generating unit (“CGU”), is determined based on the higher of fair value less costs to sell and value-in-use calculations prepared on the basis of management’s assumptions and estimates.

All impairment calculations demand a high degree of estimation, which include assessments of the expected cash flows arising from such assets under various modes of deployment, and the selection of discount rates. Changes to these estimates may significantly impact the impairment charges recognised, and future changes may lead to reversals of any previously recognised impairment charges. The Group views that the forecast of future freight rates, representing the main driver of recoverable amounts of the Group’s vessels to be inherently difficult to estimate. This is further complicated by the volatility in oil prices caused by geopolitics and macroeconomic forces, together with the cyclical nature of freight rates prevailing in the tankers market.

Changes to these brokers’ estimates may significantly impact the impairment charges recognised and future changes may lead to reversals of any previously recognised impairment charges.

Vessel life and residual value
The Group depreciates the vessels on a straight-line basis after deduction of residual values over the ship’s estimated useful life of 25 years, from the date the ship was originally delivered from the shipyard. Dry docking costs are generally depreciated over 2.5 to 5 years depending on the age and serviceability of the vessels. Residual value is estimated as the lightweight tonnage of each vessel multiplied by the scrap value less costs of scrapping. The residual values of the vessels are reassessed by management at the end of each balance sheet date based on the prevailing steel prices.

The useful life and residual value are critical accounting estimates as they directly impact the amount of depreciation expense to be presented in the financial statements. Due to the size of the Group’s fleet of owned vessels, the impact could be material depending on the estimates adopted by Management.

2.4	Revenue and income recognition

Revenue comprises the fair value of consideration received or receivable for the rendering of services in the ordinary course of the Group’s activities, net of rebates, discounts and off-hire charges, and after eliminating sales within the Group.

(a)	Revenue

The Group’s source of revenue is vessel revenue, comprising of time charter hire, voyage charter hire and demurrage revenue. Revenue is recognized when or as performance obligations are satisfied by transferring services to the customer, i.e. over time, provided that the stage of completion can be measured reliably. Revenue is measured as the consideration that the Group expects to be entitled to. Vessel revenue (including time charter hire, voyage charter hire and demurrage revenue) are recognised in the Consolidated Statement of Comprehensive Income according to the entered charter parties from the date of load to the date of delivery of the cargo (discharge). The recognition is determined using the load-to-discharge method based on the percentage of the estimated duration of the voyage completed at the balance sheet date because the customer receives the benefit during the voyage as it is provided.

Time charter hire - The Group earns time charter revenue as a lessor by placing its vessels on time charter arrangements with end charterers. Revenue generated from time charter hire is accounted for as revenue earned under operating leases and is therefore within the scope of IFRS 16 – Leases, as issued by the International Accounting Standards Board. We have determined that our existing time charter arrangements meet the definition of leases under IFRS 16, with the Group as lessor, on the basis that the charterer manages the vessels in order to enter into transportation contracts with their customers, and thereby enjoys the economic benefits derived from such arrangements.

Furthermore, the charterer can direct the use of a vessel (subject to certain limitations in the charter arrangement) throughout the period of use.

Moreover, under IFRS 16, we are also required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In the time charter arrangements, we have determined that the lease component is the vessel, and the non-lease component is the technical management services provided to operate the vessel. These components are accounted for as follows:

•	All fixed lease revenue earned under these time charter arrangements is recognized on a straight-line basis over the term of the lease.

•
The non-lease component is accounted for as services revenue under IFRS 15 - Revenue from Contracts with Customers. This revenue is recognized “over time” as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the service. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us.

Voyage charter hire - The Group earns voyage charter revenue primarily by commercially managing vessels in commercial pool arrangements and by trading them in the spot market. Revenue generated from voyage charter hires and pools is within the scope of IFRS 15 - Revenue from Contracts with Customers, as issued by the International Accounting Standards Board.

Demurrage revenue – Voyage charter contracts contain conditions regarding the amount of time available for loading and discharging of the vessel. If these conditions are breached, the Group is compensated for the additional time incurred in the form of demurrage revenue. Demurrage revenue is recognized in accordance with the terms and conditions of the charter parties. Upon completion of the voyage, the Group assesses the time spent in port, and a demurrage claim based on the relevant contractual conditions is submitted to the charterers. The claim will often be met by counterclaims due to differences in the interpretation of the agreement compared to the actual circumstances of the additional time used. Based on previous experience, 95% of the demurrage claim submitted is recognized as demurrage revenue upon initial recognition. Demurrage is not treated as a separate performance obligation as the promise under the voyage charter contract to the charterer remains the same and there are no distinct goods and services provided along with the demurrage charges. The additional time required to execute the charterer’s orders does not provide a distinct service but it is part of the single performance obligation of making the vessel available to execute the charterer’s orders. Therefore, demurrage revenue will be allocated entirely to the single performance obligation in the voyage charter contract and recognition will follow the revenue recognition pattern for voyage charter revenue on load-to-discharge basis.

The Group receives the demurrage payment upon reaching final agreement on the amount, which can be a substantial period after the original demurrage claim was submitted. Any adjustments to the final agreement are recognized as demurrage revenue.

Revenue from chemical tankers freight voyage charter is recognised under the load to discharge method on individual contract basis.

(b)	Pool management fees

The Group in its capacity as the pool manager, recognises commission income from external pool participants earned from pool arrangements managed by the Group under the “disponent-owner” and “agent-to-owner” models. They are recognised as other income over time based on the period of the services provided.

(c)	Non-pool related management fees

Other income from the provision of management and commercial support services is recognised over time based on the period of services provided.

(d)	Interest income

Interest income is recognised on an accrual basis using the effective interest method.

2.5	Group accounting

(a)	Subsidiaries

(1)	Consolidation

Subsidiaries are entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

In preparing the consolidated financial statements, transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated but are considered an impairment indicator of the asset transferred. Accounting policies of subsidiaries have been aligned where necessary to ensure consistency with the policies adopted by the Group.

(2)	Acquisitions

The acquisition method of accounting is used to account for business combinations by the Group.

The consideration transferred for the acquisition of a subsidiary or business comprises the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred also includes the fair value of any contingent consideration arrangement and the fair value of any pre-existing equity interest in the subsidiary.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured to fair value at the acquisition date, and any gains or losses arising from such re-measurement are recognised in profit or loss.

Acquisition-related costs are expensed as incurred.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date.

On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree at the date of acquisition either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net identifiable assets.

The excess of (i) the consideration transferred, the amount of any non-controlling interest in the acquiree, and the acquisition-date fair value of any previous equity interest in the acquiree over the (ii) fair value of the net identifiable assets acquired, is recorded as goodwill.

The excess of (i) fair value of the net identifiable assets acquired over the (ii) consideration transferred; the amount of any non-controlling interest in the acquiree; and the acquisition-date fair value of any previous equity interest in the acquiree; is recorded in profit or loss during the period when it occurs.

The Group has an option to apply a “concentration test” that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

In case the Group acquires an asset or a group of assets (including any liabilities assumed) that does not constitute a business, then the transaction is outside the scope of IFRS 3 because it cannot meet the definition of a business combination. Such transactions are accounted for as asset acquisitions in which the cost of acquisition is generally allocated between the individual identifiable assets and liabilities in the Group based on their relative fair values at the date of acquisition. Transactions for assets acquisition do not give rise to goodwill or a gain on a bargain purchase.

(3)	Disposals

When a change in the Group’s ownership interest in a subsidiary results in a loss of control over the subsidiary, the assets and liabilities of the subsidiary including any goodwill are derecognised. Amounts previously recognised in other comprehensive income in respect of that entity are also reclassified to profit or loss or transferred directly to retained earnings if required by a specific standard.

Any retained interest in the entity is re-measured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost and its fair value is recognised in profit or loss.

(b)	Joint ventures

Joint ventures are entities over which the Group has joint control as a result of contractual arrangements and rights to the net assets of the entities.

Investments in joint ventures are accounted for in the consolidated financial statements using the equity method of accounting (net of accumulated impairment losses).

The acquisition method of accounting is used to account for new and incremental acquisitions in joint ventures. Investments in joint ventures are initially recognised at cost. The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued or liabilities incurred or assumed at the date of exchange, plus costs directly attributable to the acquisition. Goodwill on joint ventures represents the excess of the cost of acquisition of the joint ventures over the Group’s share of the fair value of the identifiable net assets of the joint ventures and is included in the carrying amount of the investments.

Any excess of the Group’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is recognised in profit or loss during the period when it occurs.

In applying the equity method of accounting, the Group’s share of its joint ventures’ post-acquisition profits or losses is recognised in profit or loss and its share of post-acquisition other comprehensive income is recognised in other comprehensive income. These post-acquisition movements and distributions received from joint ventures are adjusted against the carrying amount of the investments. When the Group’s share of losses in a joint venture equals or exceeds its interest in the associated company or joint venture including any other unsecured non-current receivables, the Group does not recognise further losses, unless it has incurred obligations or has made payments on behalf of the joint venture.

Unrealised gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in the joint ventures. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Where necessary, adjustments are made to the financial statements of joint ventures to ensure consistency of accounting policies with those of the Group.

Investments in joint ventures are derecognised when the Group loses significant influence or joint control. Any retained interest in the equity is remeasured at its fair value. The difference between the carrying amount of the retained investment at the date when joint control is lost and its fair value is recognised in profit or loss.

Gains and losses arising from partial disposals or dilutions in investments in joint ventures in which joint control is retained are recognised in profit or loss.

2.6	Property, plant and equipment

(a)	Measurement

(1)	Property, plant and equipment are initially recognised at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses.

(2)
The cost of an item of property, plant and equipment initially recognised includes expenditure that is directly attributable to the acquisition of the item. Dismantlement, removal or restoration costs are included as part of the cost of property, plant and equipment if the obligation for dismantlement, removal or restoration is incurred as a consequence of acquiring the asset.

(3)
The acquisition cost capitalised to a vessel under construction is the sum of the instalments paid plus other directly attributable costs incurred during the construction period including borrowing costs. Vessels under construction are not depreciated and reclassified as vessels until upon delivery from the yard.

(4)	If significant parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate components of property, plant and equipment.

(b)	Depreciation

(1)
Depreciation is calculated using a straight-line method to allocate the depreciable amounts of property, plant and equipment, after taking into account the residual values, over their estimated useful lives. The residual values, estimated useful lives and depreciation method of property, plant and equipment are reviewed, and adjusted as appropriate, at least annually. The effects of any revision are recognised in profit or loss when the changes arise. The estimated useful lives are as follows:

Vessels
- Tankers	25 years
- Scrubbers	5 years
- Dry docking	2.5 to 5 years

Others
- Other PPE	5 years

A proportion of the price paid for new vessels is capitalised as dry docking. These costs are depreciated over the period to the next scheduled dry docking, which is generally 2.5 to 5 years. At the commencement of new dry docking, the remaining carrying amount of the previous dry docking will be written off to profit or loss.

(2)
Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately. The remaining carrying amount of the old component as a result of a replacement will be written off to profit or loss.

(c)	Subsequent expenditure

Subsequent expenditure relating to property, plant and equipment, including scrubbers and dry docking that has already been recognised, is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expense is recognised in profit or loss when incurred.

(d)	Disposal

On disposal of an item of property, plant and equipment, the difference between the net disposal proceeds and its carrying amount is recognised in profit or loss.

2.7	Intangible assets

The amortisation period and amortisation method of intangible assets other than goodwill are reviewed at least at each balance sheet date. The effects of any revision are recognised in profit or loss when the changes arise.

IT infrastructure and customer contracts

IT infrastructure and customer contracts acquired through business combinations are initially recognised at fair value. These intangibles are subsequently carried at amortised cost less accumulated impairment losses using the straight-line method over their individual estimated useful lives of 5 years.

Carbon credits
The Group recognises carbon credits that it procures as intangible assets. Carbon credits are initially measured at cost, which is determined based on the cost of carbon credits purchased at that date. Subsequent to the initial recognition, the carbon credits are measured at cost less any accumulated amortization and impairment losses. No amortisation expense is recognised as the condition of the carbon credits does not change over time and the residual value is the same as its cost. Therefore, the carbon credits have no depreciable value.

2.8	Non-derivative financial assets

(a)	Recognition and initial measurement

Trade receivables are initially recognised when they are originated. Other financial assets are recognised when the Group becomes a party to the contractual provisions of the instrument.

Financial assets are initially recognised at fair value plus transaction costs except for financial assets at fair value through profit or loss (FVTPL), which are recognised at fair value. Transaction costs for financial assets at FVTPL are recognised immediately as expenses.

(b)	Classification

The Group classifies its non-derivative financial assets at amortised cost, at fair value through other comprehensive income (“FVOCI”) and at FVTPL. The classification depends on the business model in which a financial asset is managed and its contractual cash flows characteristics. Management determines the classification of its non-derivative financial assets at initial recognition. Non-derivative financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected non-derivative financial assets are reclassified on the first day of the first reporting period following the change in the business model. The Group holds the following classes of financial assets:

(1)	Non-derivative financial assets at amortised cost

A non-derivative financial asset is classified as measured at amortised cost if it meets both of the following conditions and is not designated as at FVTPL:

-	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

-	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

They are classified as current assets, except for those expected to be realised later than 12 months after the balance sheet date which are classified as non-current assets. They are presented as “trade and other receivables, and prepayments” (Note 16), “loans receivable from joint ventures” (Note 13) and “cash at bank and on hand, cash retained in the commercial pools and restricted cash” (Note 17) in the consolidated balance sheet.

(2)	Equity investments at FVOCI

On initial recognition of an equity investment that is not held-for-trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis.

The Group has presented its equity investments as non-current assets on the balance sheet which will be reclassified to current assets in the event management intends to dispose the assets within 12 months after the balance sheet date. All the equity investments have been irrevocably elected to be classified as FVOCI and are presented as other investments. Further details are described in Note 11.

(c)	Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

-
the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realising cash flows through the sale of the assets;

-	the stated policies and objectives for the portfolio and the operation of those policies in practice;

-	how the performance of the portfolio is evaluated and reported to the Group’s management;

-	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

-	how managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

-	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.

(d)	Subsequent measurement

Financial assets at FVTPL and FVOCI are subsequently carried at fair value. Financial assets at amortised cost are subsequently carried at amortised cost using the effective interest method.

Changes in the fair values of financial assets at FVTPL including the effects of currency translation are recognised in profit or loss while changes in the fair values of financial assets at FVOCI are recognised in other comprehensive income.

(e)	Derecognition of financial assets

Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cashflows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

(f)	Offsetting financial instruments

Financial assets and liabilities are offset, and the net amount reported in the consolidated balance sheet, when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis, or to realise the asset and settle the liability simultaneously.

(g)	Impairment

For financial assets measured at amortised cost and contract assets, the Group assesses at each balance sheet date whether there is objective evidence that a financial asset or a group of financial assets is impaired and recognises an allowance for expected credit loss (ECL) at an amount equal to the lifetime expected credit loss if there has been a significant increase in credit risk since initial recognition. If the credit risk has not increased significantly since initial recognition, the Group recognises an allowance for ECL at an amount equal to 12-month ECL.

Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.

12-month ECLs are the portion of ECLs that results from default events that are possible within the 12 months after the balance sheet date (or a shorter period if the expected life of the instrument is less than 12 months).

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

For trade receivables and contract assets, the Group applied the simplified approach permitted by IFRS 9, which requires the loss allowance to be measured at an amount equal to lifetime ECLs.

The Group applies the general approach to provide for ECLs on all other financial instruments. Under the general approach, the loss allowance is measured at an amount equal to 12-month ECLs at initial recognition.

At each balance sheet date, the Group assesses whether the credit risk of a financial instrument has increased significantly since initial recognition. When credit risk has increased significantly since initial recognition, loss allowance is measured at an amount equal to lifetime ECLs.

Measurement of ECLs

ECLs are probability-weighted estimates of credit losses. Credit losses are measured at the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each balance sheet date, the Group assesses whether financial assets carried at amortised cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

-	significant financial difficulty of the debtor;

-	a breach of contract such as a default or being more than 90 days past due;

-	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;

-	it is probable that the debtor will enter bankruptcy or other financial reorganisation; or

-	the disappearance of an active market for a security because of financial difficulties.

Presentation of allowance for ECLs in the balance sheet

Loss allowances for financial assets measured at amortised cost and contract assets are deducted from the gross carrying amount of these assets.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience, informed credit assessment and other forward-looking information.

The Group assumes that the credit risk on a financial asset has increased significantly if the debtor is under significant financial difficulties, or when there is default or significant delay in payments. The Group considers a financial asset to be in default when the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realising security (if any is held).

When the asset becomes uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are recognised against the same line item in profit or loss.

The allowance for impairment loss account is reduced through profit or loss in a subsequent period when the amount of ECL decreases and the related decrease can be objectively measured. The carrying amount of the asset previously impaired is increased to the extent that the new carrying amount does not exceed the amortised cost had no impairment been recognised in prior periods.

2.9	Non-derivative financial liabilities

Non-derivative financial liabilities, primarily comprising borrowings (refer to 2.11), trade payables and other payables (refer to 2.13) are initially measured at fair value less directly attributable transaction costs. They are subsequently measured at amortised cost under the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss.

The Group derecognises a financial liability when its contractual obligations are discharged, cancelled, or expired. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognised in profit or loss.

2.10	Impairment of non-financial assets

Property, plant and equipment are tested for impairment whenever there is objective evidence or indication that these assets may be impaired.

For the purpose of impairment testing, the recoverable amount is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the CGU to which the asset belongs.

If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. The impairment is then allocated to each single vessel on a pro-rata basis, based on the carrying amount of each vessel in the CGU with the limit of the higher of fair value less cost of disposal and value in use. The difference between the carrying amount and recoverable amount is recognised as an impairment loss in profit or loss.

An impairment loss for an asset (or CGU) other than goodwill is reversed if, and only if, there has been a change in the estimate of the asset’s (or CGU’s) recoverable amount since the last impairment loss was recognised. The carrying amount of the asset (or CGU) is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortisation and depreciation) had no impairment loss been recognised for the asset (or CGU) in prior years. A reversal of impairment loss for an asset (or CGU) other than goodwill is recognised in profit or loss.

The Group conducts an impairment review of its non-financial assets annually.

2.11	Borrowings

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognised in profit or loss over the period of the borrowings using the effective interest method.

Borrowings are presented as current liabilities unless the Group has an unconditional right to defer settlement for at least 12 months after the balance sheet date, in which case they are presented as non-current liabilities.

The Group derecognises a borrowing when its contractual obligations are discharged, cancelled, or expired. The Group also derecognises a borrowing when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value.

On derecognition of a borrowing, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognised in profit or loss.

2.12	Borrowing costs

Borrowing costs are recognised in profit or loss using the effective interest method.

2.13	Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired from suppliers in the ordinary course of business including pool distributions payable to third party pool participants. Trade and other payables are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade and other payables are initially recognised at fair value and subsequently carried at amortised cost using the effective interest method, and are derecognised when the Group’s obligation has been discharged or cancelled or expired.

2.14	Derivative financial instruments and hedging activities

A derivative financial instrument is initially recognised at its fair value on the date the contract is entered into and is subsequently carried at its fair value. The fair value of derivative financial instruments represents the amount estimated by management with input from the Group’s banks or brokers that the Group will receive or pay to terminate the derivatives at the balance sheet date.

For derivative financial instruments that are not designated or do not qualify for hedge accounting, any fair value gains or losses are recognised in profit or loss as a finance item or under time charter equivalent (“TCE”).

The Group designates certain financial instruments in qualifying hedging relationships and documents at the inception of the transaction the relationship between the hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking various hedging transactions.

The Group also documents its assessment, both at hedge inception and on a periodic basis, of whether the derivatives designated as hedging instruments are highly effective in offsetting changes in fair value or cash flows of the hedged items prospectively.

The Group enters into hedge relationships where the critical terms of the hedging instrument match exactly with the terms of the hedged item and no hedge ineffectiveness is deemed to exist. In circumstances when the terms of the hedged item do not match exactly the critical terms of the hedging instrument, the Group uses the hypothetical derivative method to assess effectiveness of hedging relationship.

Cash flow hedges – Interest rate derivatives

The Group has entered into interest rate swaps that are cash flow hedges for the Group’s exposure to interest rate risk on its borrowings. These contracts entitle the Group to receive interest at floating rates on notional principal amounts and oblige the Group to pay interest at fixed rates on the same notional principal amounts, thus enabling the Group to raise borrowings at floating rates and swap them into fixed rates. For the purpose of hedge accounting, management may designate a portion of, or the full nominal value of loans to be hedged by the total notional value of the interest rate swaps available; for portfolio hedging or for one-to-one hedging. There is no imbalance that would create ineffectiveness and cause the relationship to be inconsistent with the purpose of hedge accounting.

The fair value changes on the effective portion of interest rate derivatives designated as cash flow hedges are recognised in other comprehensive income, accumulated in the hedging reserve and reclassified to profit or loss when the hedged interest expense on the borrowings is recognised in profit or loss. The fair value changes on the ineffective portion of these interest rate derivatives are recognised immediately in profit or loss.

Since the financial year ended 31 December 2023, the Group has fully transitioned its interest rate swaps from LIBOR to SOFR.

2.15	Freight forward agreements and foreign exchange contracts

The Group has entered into freight forward agreements (“FFA”) and foreign exchange contracts to manage its exposure to freight rates and foreign exchange risk respectively.

The Group does not apply hedge accounting for the derivatives mentioned above and therefore all changes in fair values of forward freight agreements and foreign exchange contracts used as economic hedges are recognised in profit or loss under TCE income and other finance expense or income respectively.

Further details of the Group’s other derivative financial instruments that are not hedge accounted for are disclosed in Note 12.

2.16	Fair value estimation of financial assets and liabilities

The fair values of financial instruments traded in active markets (such as exchange-traded and over-the-counter securities and derivatives) are based on quoted market prices at the balance sheet date. The quoted market prices used for financial assets are the current bid prices and the quoted market prices for financial liabilities are the current asking prices.

The fair values of financial instruments that are not traded in an active market are determined by using valuation techniques such as market approach. The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance sheet date. Where appropriate, quoted market prices or dealer quotes for similar instruments are used.

The fair value of forward freight derivatives are determined using quoted market prices for similar contracts on an exchange.

The fair value of interest rate derivatives is calculated as the present value of the estimated future cash flows, discounted at actively quoted interest rates. The fair value of forward foreign exchange contracts is determined using forward exchange market rates at the balance sheet date.

The carrying amounts of current financial assets and liabilities, measured at amortised cost, approximate their fair values, due to the short term nature of the balances. The carrying amounts of the non-current loans receivable approximate their fair values since the interest rates are repriceable at three-month intervals. The fair values of financial liabilities carried at amortised cost are estimated by discounting the future contractual cash flows at current market interest rates, determined as those that are available to the Group at balance sheet date for similar financial instruments.

2.17	Leases

(a)	When a group company is the lessee

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

For leases of vessels, the Group allocates the consideration in the contract to each non-lease component on the basis of its stand-alone price. The lease component is then allocated based on the residual amount of the lease consideration.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset, less any lease incentives received.

The right-of-use asset is subsequently carried at cost less accumulated depreciation and accumulated impairment losses. Depreciation is calculated using a straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the applicable incremental borrowing rate. Generally, the Group uses the incremental borrowing rates as the discount rates. The Group determines the incremental borrowing rates by obtaining interest rates from various external financing sources.

Lease payments included in the measurement of the lease liability comprise the following:

-	fixed payments, including in-substance fixed payments;

-	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

-	amounts expected to be payable under a residual value guarantee;

-	exercise price under a purchase option that the Group is reasonably certain to exercise;

-	lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option; and

-	payment of penalties for early termination of a lease unless the Group is reasonably certain that it will not terminate early.

The lease liability is subsequently measured at amortised cost using the effective interest method. It is remeasured when:

-	there is a change in future lease payments arising from a change in an index or rate;

-	there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee; or

-	there is a change in the Group’s assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recognised in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets as a part of total property, plant and equipment and lease liabilities in ‘borrowings’ in the consolidated balance sheet.

Short-term and low value leases

The Group has elected not to recognise right-of-use assets and lease liabilities for leases with lease terms that are less than 12 months and other low-value assets. Lease payments associated with these leases are recognised as an expense in profit or loss on a straight-line basis over the lease term.

(b)	When a group company is the lessor

The Group determines at lease inception whether each lease is a finance lease or an operating lease. The Group currently only has operating leases for which it is the lessor.

Operating leases

Leases of assets in which the Group retains substantially all risks and rewards incidental to ownership are classified as operating leases. Assets leased out under operating leases are included in property, plant and equipment. Rental income (net of any incentives given to lessee) is recognised on a straight-line basis over the lease term.

(c)	Sale and leaseback

A sale and leaseback transaction is where the Group transfers an asset to another entity (the buyer-lessor) and leases that asset back from the buyer-lessor.

Where the buyer-lessor obtains control of the transferred asset, the Group measures the right-of-use asset arising from the leaseback at the proportion of the previous carrying amount of the asset that relates to the right-of-use retained by the Group.

Where the buyer-lessor does not obtain control of the transferred asset, the Group continues to recognise the transferred asset and recognises a financial liability equal to the transfer proceeds. The financial liability is recognised initially at fair value, net of transaction costs incurred. The financial liability is subsequently stated at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognised in profit or loss over the period of the financial liability using the effective interest method.

2.18	Inventories

Inventories comprise mainly fuel and lubricating oils which are used for operation of vessels.

The cost of inventories includes purchase costs, as well as any other costs incurred in bringing inventory on board the vessel. Inventories are accounted for on a first-in, first-out basis, and stated at lower of cost and net realisable value. Consumption of inventories is recognised as an expense in profit or loss when the usage occurs.

2.19	Income taxes

The tax expense for the period comprises current and deferred taxes. Tax is recognised as income or expense in profit or loss, except to the extent that it relates to items recognised in other comprehensive income in which case the tax is also recognised in other comprehensive income.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Positions taken in tax returns are evaluated periodically, with respect to situations in which applicable tax regulations are subject to interpretation, and provisions are established where appropriate, on the basis of amounts expected to be paid to the tax authorities. In relation to accounting for tax uncertainties, where it is more likely than not that the final tax outcome would be favourable to the Group, no tax provision is recognised until payment to the tax authorities is required, and upon which a tax asset, measured at the expected recoverable amount, is recognised.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, if the deferred income tax arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss, it is not accounted for. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred income tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.

Deferred income tax is recognised on temporary differences arising on income earned from investments in subsidiaries, except where the timing of the reversal of the temporary difference can be controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

2.20	Employee benefits

Employee benefits are recognised as an expense, unless the cost qualifies to be classified as asset.

Employee leave entitlement

Employee entitlements to annual leave are recognised when they accrue to employees. An accrual is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date.

2.21	Foreign currency translation

(a)	Functional and presentation currency

Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in United States Dollars, which is the Company’s functional currency. All financial information presented in US dollars has been rounded to the nearest thousand, unless otherwise stated.

(b)	Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates prevailing at the date of the transactions. Foreign currency exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date, are recognised in profit or loss.

2.22	Cash and cash equivalents, Cash retained in the commercial pools, and Restricted cash

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents include cash on hand and deposits held at call with financial institutions, which are subject to an insignificant risk of change in value, and cash retained in the commercial pools. The restricted cash represents amounts placed in FFA collateral accounts and debt service reserve accounts for sale and leaseback financing.

2.23	Share capital and treasury shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new equity instruments are taken to equity as a deduction, net of tax, from the proceeds.

When any entity within the Group purchases the Company’s ordinary shares (“treasury shares”), the carrying amount which includes the consideration paid and any directly attributable transaction cost is presented as a component within equity attributable to the Company’s equity holders, until they are cancelled, sold, or reissued.

When treasury shares are subsequently sold or reissued pursuant to an employee share option scheme, the cost of treasury shares is reversed from the treasury share account and the realised gain or loss on sale or reissue, net of any directly attributable incremental transaction costs, is recognised in the capital reserve.

2.24	Dividends

Interim dividends are recognised in the financial year in which they are declared payable and final dividends are recognised when the dividends are approved for payment by the directors and shareholders respectively.

2.25	Provisions

Provisions are recognised when the Group has a present legal or constructive obligation whereby as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation and a reliable estimate of the settlement amount can be made. When the Group expects a provision to be reimbursed, the reimbursement is recognised as a separate asset but only when the reimbursement is virtually certain. Provisions are not recognised for future operating losses.

2.26	Segment reporting

Operating segments are reported in a manner consistent with reporting provided to the Group’s Chief Executive Officer (“CEO”), who is the Group’s chief operating decision maker (“CODM”). The CODM is responsible for allocating resources and assessing performance of the operating segments; namely LR1, LR2, MR (including IMO II MR) and Handy (including IMO II Handy) for the financial year ended 31 December 2024.

2.27	Earnings per share

The Group presents basic and diluted earnings per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted-average number of ordinary shares outstanding during the financial year, adjusted for own shares held. Diluted earnings per share is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding for own shares held and the effects of all dilutive potential ordinary shares, which comprise share options and restricted share units granted to employees.